PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property And Equipment, Net
	December 31,
	2015	2014
Cost:
Computers, software and related equipment	$921	$5,429
Laboratory equipment and office furniture	4,867	6,038
Leasehold improvements	2,387	739

	8,175	12,206
Accumulated depreciation:
Computers, software and related equipment	428	5,100
Laboratory equipment and office furniture	1,600	3,770
Leasehold improvements	119	606

	2,147	9,476

Depreciated cost	$6,028	$2,730